Cover - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42189
Entity Registrant Name	Orangekloud Technology Inc.
Entity Central Index Key	0001979407
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	70 Bendemeer Road
Entity Address, Address Line Two	#04-04 Luzerne
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	339940
Title of 12(b) Security	Class A ordinary shares, par value US$0.004
Trading Symbol	ORKT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,839,770
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907	2485
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of OrangeKloud Technology Inc. and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity and cash flows for the years ended December 31, 2025 and 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years ended December 31, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Auditor Name	Enrome LLP	Simon & Edward, LLP
Auditor Location	Singapore	Rowland Heights, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	70 Bendemeer Road
Entity Address, Address Line Two	#04-04 Luzerne
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	339940
City Area Code	+65
Local Phone Number	6317 2050
Contact Personnel Name	Goh Kian Hwa
Contact Personnel Email Address	alex.goh@msc-consulting.com.sg